SHARE-BASED COMPENSATION -Schedule of shares granted, forfeited, issued and reserved, long term incentive plan (Details) - LTIP - shares	12 Months Ended			36 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	8,451,788	1,035,000	2,562,857	12,049,645	12,049,645
Forfeited (in shares)	295,000
Not vested (in shares)	(2,792,099)
Reserved at 31 December 2021 (in shares)	8,962,546			8,962,546
Non Executive members of the Board of Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	0	0	205,000	205,000	205,000
Forfeited (in shares)	115,000
Not vested (in shares)	(72,000)
Reserved at 31 December 2021 (in shares)	18,000			18,000
Executive Members of the Board of Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	1,337,888	0	201,050	1,538,938	1,538,938
Forfeited (in shares)	0
Not vested (in shares)	(160,840)
Reserved at 31 December 2021 (in shares)	1,378,098			1,378,098
Executive Committee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	6,301,400	105,000	326,807	6,733,207	6,733,207
Forfeited (in shares)	0
Not vested (in shares)	(1,179,259)
Reserved at 31 December 2021 (in shares)	5,553,948			5,553,948
Senior managers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	812,500	930,000	1,830,000	3,572,500	3,572,500
Forfeited (in shares)	180,000
Not vested (in shares)	(1,380,000)
Reserved at 31 December 2021 (in shares)	2,012,500			2,012,500